Employee benefit expenses - Average number of persons employed by group (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	175	74	43
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	151	61	31
Management and operations
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	24	13	12